Liquidity and Going Concern - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Accumulated deficit	$ 64,423,569		$ 64,423,569		$ 47,994,100	$ 21,525,710
Working capital	1,500,000		1,500,000		9,178,005
Long term debt	18,700,000		18,700,000		20,203,700
Cash and cash equivalents	8,726,150	$ 9,084,839	8,726,150	$ 9,084,839	13,764,508	19,183,044
Net loss	$ (7,556,620)	$ (6,664,782)	(16,429,469)	(12,154,446)	(26,468,390)	(15,984,835)
Cash flows from operations			$ 8,739,102	$ 10,122,604	$ 35,239,299	$ 10,795,252